Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 139,206	$ 114,337
Total ECL provisions	(188)	(201)
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	87,601	65,964
Total ECL provisions	(134)	(159)
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	33,211	22,167
Total ECL provisions	(40)	(48)
Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	44,018	39,996
Total ECL provisions	(95)	(111)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,373	3,801
Total ECL provisions	0	0
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	51,604	48,373
Total ECL provisions	(53)	(42)
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	47,421	43,677
Total ECL provisions	(49)	(40)
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,183	4,696
Total ECL provisions	(4)	(2)
0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	29,643	11,803
0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,771	7,252
0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,720	1,770
0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,152	2,781
0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,609	2,295
0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,604	2,288
0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	7
2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	21,228	20,874
2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,306	5,961
2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,920	14,912
2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	2
2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,105	18,421
2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,303	16,483
2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,803	1,939
4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,186	11,769
4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,268	4,772
4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,834	6,986
4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	84	11
4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,939	10,736
4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,893	9,247
4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,045	1,489
6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,077	14,153
6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,800	3,049
6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,142	10,097
6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	135	1,007
6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,776	12,753
6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,950	11,885
6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	826	868
9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,293	7,132
9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	948	1,025
9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,345	6,107
9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,117	4,131
9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,616	3,739
9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	501	392
Credit-impaired (defaulted) | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	174	233
Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	118	108
Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	56	124
Credit-impaired (defaulted) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Credit-impaired (defaulted) | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	59	37
Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	56	36
Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	2
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	134,410	107,545
Total ECL provisions	(111)	(106)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	32,332	19,805
Total ECL provisions	(14)	(13)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	42,085	37,531
Total ECL provisions	(55)	(59)
Twelve-month expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,373	3,801
Total ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	45,452	41,809
Total ECL provisions	(39)	(32)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,169	4,600
Total ECL provisions	(3)	(2)
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,771	7,252
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,720	1,770
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,604	2,288
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	7
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,267	5,917
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,920	14,789
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,903	15,777
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,803	1,938
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,219	3,812
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,781	6,818
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,553	8,960
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,045	1,411
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,301	2,229
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,845	9,625
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,452	11,355
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	824	864
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	774	596
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,818	4,529
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,941	3,429
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	493	380
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,562	6,522
Total ECL provisions	(56)	(69)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	761	2,254
Total ECL provisions	(7)	(9)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,878	2,341
Total ECL provisions	(38)	(52)
Lifetime expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,913	1,833
Total ECL provisions	(10)	(8)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11	94
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39	44
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	123
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	400	705
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	1
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	49	960
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	53	168
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	341	287
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	78
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	499	821
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	298	472
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	497	531
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	4
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	174	429
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,527	1,578
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	675	310
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9	11
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	234	270
Total ECL provisions	(21)	(26)
Lifetime expected credit losses | Stage 3 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	118	108
Total ECL provisions	(19)	(26)
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	56	124
Total ECL provisions	(2)	0
Lifetime expected credit losses | Stage 3 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	56	36
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	2
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	118	108
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	56	124
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	56	36
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 4	$ 2